Stock Option Plans - Schedule of Fair Value Option Award (Detail)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate, minimum	0.34%	1.47%
Risk free interest rate, maximum	0.37%	2.53%
Expected life (in years)	10 years
Expected volatility, minimum	53.00%	49.00%
Expected volatility, maximum	64.00%	51.00%
Expected dividend yield	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	3 years 11 months 19 days	3 years 11 months 23 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	5 years 11 months 19 days	6 years